Fair Value Information - Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Corporate Bonds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, Carrying Value	$ 2,020	$ 2,000
Financial assets, Fair Value	2,030	2,002
Bonds Payable [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, Carrying Value	25,188	30,488
Financial liabilities, Fair Value	$ 25,197	$ 30,485